 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2021

Item 1. Reports to Stockholders.

(a)

Overlay Shares ETFs

Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Small Cap Equity ETF (OVS)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Municipal Bond ETF (OVM)

SEMI-ANNUAL REPORT

February 28, 2021
(Unaudited)

Overlay Shares ETFs

Table of Contents

Schedule of Investments and Written Options	2
Overlay Shares Large Cap Equity ETF	2
Overlay Shares Small Cap Equity ETF	4
Overlay Shares Foreign Equity ETF	6
Overlay Shares Hedged Large Cap Equity ETF	8
Overlay Shares Core Bond ETF	10
Overlay Shares Short Term Bond ETF	12
Overlay Shares Municipal Bond ETF	14
Statements of Assets and Liabilities	16
Statements of Operations	18
Statements of Changes in Net Assets	20
Overlay Shares Large Cap Equity ETF	20
Overlay Shares Small Cap Equity ETF	21
Overlay Shares Foreign Equity ETF	22
Overlay Shares Hedged Large Cap Equity ETF	23
Overlay Shares Core Bond ETF	24
Overlay Shares Short Term Bond ETF	25
Overlay Shares Municipal Bond ETF	26
Financial Highlights	28
Notes to Financial Statements	30
Board Consideration and Approval of Advisory Agreement	41
Shareholder Expense Example	43
Supplemental Information	45

Overlay Shares Large Cap Equity ETF

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.4%
Exchanged Traded Funds — 100.4%
Vanguard S&P 500 ETF (a)(b)	370,603	$129,559,103
TOTAL EXCHANGE TRADED FUNDS (Cost $111,038,460)		129,559,103

MONEY MARKET FUNDS — 0.0%(e)
First American Government Obligations Fund - Class X, 0.03% (c)	34,329	34,329
TOTAL MONEY MARKET FUNDS (Cost $34,329)		34,329

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.2%
PURCHASED PUT OPTIONS — 0.2%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,615 (f)	85	150,450	$32,394,775
Expiration: March 2021, Exercise Price: $3,735 (f)	85	88,825	32,394,775
TOTAL PURCHASED OPTIONS (Cost $162,236)		239,275

TOTAL INVESTMENTS (Cost $111,235,025) — 100.6%		129,832,707
Liabilities in Excess of Other Assets — (0.6)%		(711,851)
TOTAL NET ASSETS — 100.0%		$129,120,856

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $67,612,454.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Less than 0.05%.

(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Schedule of Written Options

February 28, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.6)%
WRITTEN PUT OPTIONS — (0.6)%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,730	85	$325,975	$32,394,775
Expiration: March 2021, Exercise Price: $3,850	85	460,275	32,394,775
TOTAL WRITTEN OPTIONS (Premiums Received $390,533)		$786,250

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.3%
Exchanged Traded Funds — 100.3%
iShares Core S&P Small-Cap ETF (a)(b)	49,013	$5,150,776
TOTAL EXCHANGE TRADED FUNDS (Cost $4,256,348)		5,150,776

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 0.03% (c)	5,853	5,853
TOTAL MONEY MARKET FUNDS (Cost $5,853)		5,853

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.2%
PURCHASED PUT OPTIONS — 0.2%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,615 (e)	3	5,310	$1,143,345
Expiration: March 2021, Exercise Price: $3,735 (e)	4	4,180	1,524,460
TOTAL PURCHASED OPTIONS (Cost $6,325)		9,490

TOTAL INVESTMENTS (Cost $4,268,526) — 100.6%		5,166,119
Liabilities in Excess of Other Assets — (0.6)%		(33,169)
TOTAL NET ASSETS — 100.0%		$5,132,950

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $3,092,694.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Schedule of Written Options

February 28, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.6)%
WRITTEN PUT OPTIONS — (0.6)%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,730	3	$11,505	$1,143,345
Expiration: March 2021, Exercise Price: $3,850	4	21,660	1,524,460
TOTAL WRITTEN OPTIONS (Premiums Received $15,530)		$33,165

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.4%
Exchanged Traded Funds — 100.4%
iShares MSCI EAFE Min Vol Factor ETF (a)(b)	56,819	$4,060,854
iShares MSCI Emerging Markets Min Vol Factor ETF (b)	16,263	1,013,022
TOTAL EXCHANGE TRADED FUNDS (Cost $5,264,971)		5,073,876

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 0.03% (c)	7,828	7,828
TOTAL MONEY MARKET FUNDS (Cost $7,828)		7,828

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.2%
PURCHASED PUT OPTIONS — 0.2%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,615 (e)	4	7,080	$1,524,460
Expiration: March 2021, Exercise Price: $3,735 (e)	3	3,135	1,143,345
TOTAL PURCHASED OPTIONS (Cost $7,036)		10,215

TOTAL INVESTMENTS (Cost $5,279,835) — 100.7%		5,091,919
Liabilities in Excess of Other Assets — (0.7)%		(37,741)
TOTAL NET ASSETS — 100.0%		$5,054,178

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $1,439,409.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Schedule of Written Options

February 28, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.6)%
WRITTEN PUT OPTIONS — (0.6)%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,730	4	$15,340	$1,524,460
Expiration: March 2021, Exercise Price: $3,850	3	16,245	1,143,345
TOTAL WRITTEN OPTIONS (Premiums Received $16,631)		$31,585

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 99.8%
Exchanged Traded Funds — 99.8%
Vanguard S&P 500 ETF (a)(b)	12,532	$4,381,062
TOTAL EXCHANGE TRADED FUNDS (Cost $4,408,645)		4,381,062

MONEY MARKET FUNDS — 0.4%
First American Government Obligations Fund - Class X, 0.03% (c)	17,208	17,208
TOTAL MONEY MARKET FUNDS (Cost $17,208)		17,208

	Number of Contracts (d)	Value	Notional Value
PURCHASED OPTIONS — 6.0%
PURCHASED PUT OPTIONS — 6.0%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,615 (e)	3	$5,310	$1,143,345
Expiration: March 2021, Exercise Price: $3,735 (e)	3	3,135	1,143,345
SPDR S&P 500 ETF Trust
Expiration: June 2021, Exercise Price: $345	16	16,248	608,576
Expiration: September 2021, Exercise Price: $345	16	26,616	608,576
Expiration: December 2021, Exercise Price: $342	16	33,296	608,576
Expiration: January 2022, Exercise Price: $340	17	36,677	646,612
Expiration: March 2022, Exercise Price: $340	16	38,784	608,576
Expiration: June 2022, Exercise Price: $340	17	47,464	646,612
Expiration: September 2022, Exercise Price: $345	17	55,777	646,612
TOTAL PURCHASED OPTIONS (Cost $253,543)		263,307

TOTAL INVESTMENTS (Cost $4,679,396) — 106.2%		4,661,577
Liabilities in Excess of Other Assets — (6.2)%		(271,459)
TOTAL NET ASSETS — 100.0%		$4,390,118

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

SPDR	Standard & Poor’s Depositary Receipt

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $2,504,463.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Schedule of Written Options

February 28, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.6)%
WRITTEN PUT OPTIONS — (0.6)%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,730	3	$11,505	$1,143,345
Expiration: March 2021, Exercise Price: $3,850	3	16,245	1,143,345
TOTAL WRITTEN OPTIONS (Premiums Received $13,784)		$27,750

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.3%
Exchanged Traded Funds — 100.3%
iShares Core U.S. Aggregate Bond ETF (a)(b)	1,150,442	$132,691,981
TOTAL EXCHANGE TRADED FUNDS (Cost $132,090,681)		132,691,981

MONEY MARKET FUNDS — 0.0% (e)
First American Government Obligations Fund - Class X, 0.03% (c)	65,540	65,540
TOTAL MONEY MARKET FUNDS (Cost $65,540)		65,540

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.2%
PURCHASED PUT OPTIONS — 0.2%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,615 (f)	86	152,220	$32,775,890
Expiration: March 2021, Exercise Price: $3,735 (f)	85	88,825	32,394,775
TOTAL PURCHASED OPTIONS (Cost $163,546)		241,045

TOTAL INVESTMENTS (Cost $132,319,767) — 100.5%		132,998,566
Liabilities in Excess of Other Assets — (0.5)%		(726,136)
TOTAL NET ASSETS — 100.0%		$132,272,430

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $55,795,033.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Less than 0.05%.

(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Schedule of Written Options

February 28, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.6)%
WRITTEN PUT OPTIONS — (0.6)%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,730	86	$329,810	$32,775,890
Expiration: March 2021, Exercise Price: $3,850	85	460,275	32,394,775
TOTAL WRITTEN OPTIONS (Premiums Received $393,380)		$790,085

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.3%
Exchanged Traded Funds — 100.3%
Vanguard Short-Term Corporate Bond ETF (a)(b)	331,742	$27,454,968
TOTAL EXCHANGE TRADED FUNDS (Cost $27,569,554)		27,454,968

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 0.03% (c)	25,478	25,478
TOTAL MONEY MARKET FUNDS (Cost $25,478)		25,478

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.2%
PURCHASED PUT OPTIONS — 0.2%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,615 (e)	18	31,860	$6,860,070
Expiration: March 2021, Exercise Price: $3,735 (e)	17	17,765	6,478,955
TOTAL PURCHASED OPTIONS (Cost $33,757)		49,625

TOTAL INVESTMENTS (Cost $27,628,789) — 100.6%		27,530,071
Liabilities in Excess of Other Assets — (0.6)%		(164,881)
TOTAL NET ASSETS — 100.0%		$27,365,190

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $17,836,187.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Schedule of Written Options

February 28, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.6)%
WRITTEN PUT OPTIONS — (0.6)%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,730	18	$69,030	$6,860,070
Expiration: March 2021, Exercise Price: $3,850	17	92,055	6,478,955
TOTAL WRITTEN OPTIONS (Premiums Received $80,954)		$161,085

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Investments

February 28, 2021 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES — 100.3%
Exchanged Traded Funds — 100.3%
iShares National Muni Bond ETF (a)(b)	299,864	$34,661,279
TOTAL EXCHANGE TRADED FUNDS (Cost $34,500,519)		34,661,279

MONEY MARKET FUNDS — 0.1%
First American Government Obligations Fund - Class X, 0.03% (c)	20,674	20,674
TOTAL MONEY MARKET FUNDS (Cost $20,674)		20,674

	Number of Contracts (d)		Notional Value
PURCHASED OPTIONS — 0.2%
PURCHASED PUT OPTIONS — 0.2%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,615 (e)	22	38,940	$8,384,530
Expiration: March 2021, Exercise Price: $3,735 (e)	23	24,035	8,765,645
TOTAL PURCHASED OPTIONS (Cost $42,590)		62,975

TOTAL INVESTMENTS (Cost $34,563,783) — 100.6%		34,744,928
Liabilities in Excess of Other Assets — (0.6)%		(207,624)
TOTAL NET ASSETS — 100.0%		$34,537,304

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)

Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of this security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $11,340,535.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	Each contract has a multiplier of 100.

(e)	Held in connection with a written option, see Schedule of Written Options for more detail.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Schedule of Written Options

February 28, 2021 (Unaudited)

	Number of Contracts (a)	Value	Notional Value
WRITTEN OPTIONS — (0.6)%
WRITTEN PUT OPTIONS — (0.6)%
CBOE S&P 500 Index
Expiration: March 2021, Exercise Price: $3,730	22	$84,370	$8,384,530
Expiration: March 2021, Exercise Price: $3,850	23	124,545	8,765,645
TOTAL WRITTEN OPTIONS (Premiums Received $102,826)		$208,915

Percentages are stated as a percent of net assets.

CBOE	Chicago Board Options Exchange

(a)	Each contract has a multiplier of 100.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Assets
Investments, at value (cost $111,235,025, $4,268,526, $5,279,835, and $4,679,396 respectively)	$129,832,707	$5,166,119	$5,091,919	$4,661,577
Deposits at broker for options	465,742	14,380	11,917	—
Receivable for investment securities sold	242,041	8,543	11,390	8,543
Interest receivable	2	—	—	—
Total assets	130,540,492	5,189,042	5,115,226	4,670,120

Liabilities
Payable to Adviser	75,099	2,828	2,670	1,918
Written options, at value (premiums received $390,533, $15,530, $16,631, and $13,784 respectively)	786,250	33,165	31,585	27,750
Payable to broker for options	—	—	—	230,235
Payable for investment securities purchased	558,287	20,099	26,793	20,099
Total liabilities	1,419,636	56,092	61,048	280,002
Net Assets	$129,120,856	$5,132,950	$5,054,178	$4,390,118

Net Assets Consists of:
Paid-in capital	$107,460,114	$4,284,662	$5,318,878	$4,426,440
Total distributable earnings (accumulated losses)	21,660,742	848,288	(264,700)	(36,322)
Net Assets	$129,120,856	$5,132,950	$5,054,178	$4,390,118

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,975,000	150,000	200,000	175,000
Net asset value, redemption price and offering price per share	$32.48	$34.22	$25.27	$25.09

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Assets and Liabilities

February 28, 2021 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Assets
Investments, at value (cost $132,319,767, $27,628,789 and $34,563,783 respectively)	$132,998,566	$27,530,071	$34,744,928
Deposits at broker for options	453,393	76,501	105,504
Receivable for investment securities sold	244,888	51,256	62,646
Interest receivable	3	1	1
Total assets	133,696,850	27,657,829	34,913,079

Liabilities
Payable to Adviser	74,738	13,376	19,564
Written options, at value (premiums received $393,380, $80,954 and $102,826 respectively)	790,085	161,085	208,915
Payable to Custodian	—	2,796	—
Payable to broker for options	—	249	—
Payable for investment securities purchased	559,597	115,133	147,296
Total liabilities	1,424,420	292,639	375,775
Net Assets	$132,272,430	$27,365,190	$34,537,304

Net Assets Consists of:
Paid-in capital	$131,471,161	$27,518,940	$34,340,194
Total distributable earnings (accumulated losses)	801,269	(153,750)	197,110
Net Assets	$132,272,430	$27,365,190	$34,537,304

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,125,000	1,100,000	1,350,000
Net asset value, redemption price and offering price per share	$25.81	$24.88	$25.58

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Period Ended February 28, 2021 (Unaudited)

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF(1)
Investment Income
Dividend income	$982,005	$21,886	$13,893	$—
Interest income	34	8	5	1
Total investment income	982,039	21,894	13,898	1

Expenses
Investment advisory fees	446,037	13,500	16,022	2,554
Interest expense	12,898	438	545	176
Total expenses	458,935	13,938	16,567	2,730
Net Investment Income (Loss)	523,104	7,956	(2,669)	(2,729)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	2,670,365	(9,159)	(1,491)	48
Purchased options	(2,367,466)	(67,544)	(87,298)	(14,388)
Written options	3,822,723	107,786	131,281	12,532
Net realized gain (loss)	4,125,622	31,083	42,492	(1,808)
Net change in unrealized appreciation/depreciation on:
Investments	8,452,627	1,299,006	195,112	(27,583)
Purchased options	73,871	3,073	3,041	9,764
Written options	(387,937)	(17,410)	(14,616)	(13,966)
Net change in unrealized appreciation/depreciation	8,138,561	1,284,669	183,537	(31,785)
Net realized and unrealized gain (loss) on investments	12,264,183	1,315,752	226,029	(33,593)
Net increase (decrease) in net assets from operations	$12,787,287	$1,323,708	$223,360	$(36,322)

(1)	The Fund commenced operations on January 14, 2021.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Statements of Operations

For the Period Ended February 28, 2021 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF(1)	Overlay Shares Municipal Bond ETF
Investment Income
Dividend income	$1,126,754	$28,899	$300,162
Interest income	135	4	34
Total investment income	1,126,889	28,903	300,196

Expenses
Investment advisory fees	453,187	18,169	114,790
Interest expense	13,237	377	3,337
Total expenses	466,424	18,546	118,127
Net Investment Income	660,465	10,357	182,069

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	(53,776)	(1,059)	7,305
Purchased options	(2,419,780)	(69,589)	(602,363)
Written options	3,834,342	85,390	960,413
Net realized gain	1,360,786	14,742	365,355
Net change in unrealized appreciation/depreciation on:
Investments	(3,247,932)	(114,586)	(177,599)
Purchased options	73,780	15,868	19,467
Written options	(387,572)	(80,131)	(103,834)
Net change in unrealized appreciation/depreciation	(3,561,724)	(178,849)	(261,966)
Net realized and unrealized gain (loss) on investments	(2,200,938)	(164,107)	103,389
Net increase (decrease) in net assets from operations	$(1,540,473)	$(153,750)	$285,458

(1)	The Fund commenced operations on January 14, 2021.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Large Cap Equity ETF

Statements of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Period ended August 31, 2020(1)
From Operations
Net investment income	$523,104	$389,717
Net realized gain on investments, purchased options and written options	4,125,622	1,611,409
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	8,138,561	10,063,404
Net increase in net assets resulting from operations	12,787,287	12,064,530

From Distributions
Distributable earnings	(2,525,826)	(484,488)
Total distributions	(2,525,826)	(484,488)

From Capital Share Transactions
Proceeds from shares sold	34,485,073	88,656,335
Cost of shares redeemed	(13,393,975)	(2,468,080)
Net increase in net assets resulting from capital share transactions	21,091,098	86,188,255

Total increase in Net Assets	31,352,559	97,768,297

Net Assets
Beginning of period	97,768,297	—
End of period	$129,120,856	$97,768,297

Changes in Shares Outstanding
Shares outstanding, beginning of period	3,250,000	—
Shares sold	1,150,000	3,350,000
Shares redeemed	(425,000)	(100,000)
Shares outstanding, end of period	3,975,000	3,250,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Small Cap Equity ETF

Statements of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Period ended August 31, 2020(1)
From Operations
Net investment income	$7,956	$83,397
Net realized gain (loss) on investments, purchased options and written options	31,083	(1,331,292)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	1,284,669	(404,711)
Net increase (decrease) in net assets resulting from operations	1,323,708	(1,652,606)

From Distributions
Distributable earnings	(55,137)	(116,448)
Total distributions	(55,137)	(116,448)

From Capital Share Transactions
Proceeds from shares sold	830,408	16,504,828
Cost of shares redeemed	—	(11,701,803)
Net increase in net assets resulting from capital share transactions	830,408	4,803,025

Total increase in Net Assets	2,098,979	3,033,971

Net Assets
Beginning of period	3,033,971	—
End of period	$5,132,950	$3,033,971

Changes in Shares Outstanding
Shares outstanding, beginning of period	125,000	—
Shares sold	25,000	650,000
Shares redeemed	—	(525,000)
Shares outstanding, end of period	150,000	125,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Foreign Equity ETF

Statements of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Period ended August 31, 2020(1)
From Operations
Net investment income (loss)	$(2,669)	$575,692
Net realized gain (loss) on investments, purchased options and written options	42,492	(2,552,149)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	183,537	(386,407)
Net increase (decrease) in net assets resulting from operations	223,360	(2,362,864)

From Distributions
Distributable earnings	(58,822)	(603,912)
Return of capital	—	(12,224)
Total distributions	(58,822)	(616,136)

From Capital Share Transactions
Proceeds from shares sold	1,319,295	33,871,680
Cost of shares redeemed	(652,800)	(26,669,535)
Net increase in net assets resulting from capital share transactions	666,495	7,202,145

Total increase in Net Assets	831,033	4,223,145

Net Assets
Beginning of period	4,223,145	—
End of period	$5,054,178	$4,223,145

Changes in Shares Outstanding
Shares outstanding, beginning of period	175,000	—
Shares sold	50,000	1,325,000
Shares redeemed	(25,000)	(1,150,000)
Shares outstanding, end of period	200,000	175,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Hedged Large Cap Equity ETF

Statement of Changes in Net Assets

Period ended February 28, 2021(1) (Unaudited)
From Operations
Net investment loss	$(2,729)
Net realized loss on investments, purchased options and written options	(1,808)
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(31,785)
Net decrease in net assets resulting from operations	(36,322)

From Capital Share Transactions
Proceeds from shares sold	4,426,440
Net increase in net assets resulting from capital share transactions	4,426,440

Total increase in Net Assets	4,390,118

Net Assets
Beginning of period	—
End of period	$4,390,118

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	175,000
Shares outstanding, end of period	175,000

(1)	The Fund commenced operations on January 14, 2021.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Core Bond ETF

Statements of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Period ended August 31, 2020(1)
From Operations
Net investment income	$660,465	$953,250
Net realized gain on investments, purchased options and written options	1,360,786	2,004,813
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(3,561,724)	3,843,818
Net increase (decrease) in net assets resulting from operations	(1,540,473)	6,801,881

From Distributions
Distributable earnings	(2,326,966)	(2,116,180)
Total distributions	(2,326,966)	(2,116,180)

From Capital Share Transactions
Proceeds from shares sold	22,395,835	110,304,293
Cost of shares redeemed	—	(1,245,960)
Net increase in net assets resulting from capital share transactions	22,395,835	109,058,333

Total increase in Net Assets	18,528,396	113,744,034

Net Assets
Beginning of period	113,744,034	—
End of period	$132,272,430	$113,744,034

Changes in Shares Outstanding
Shares outstanding, beginning of period	4,275,000	—
Shares sold	850,000	4,325,000
Shares redeemed	—	(50,000)
Shares outstanding, end of period	5,125,000	4,275,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Short Term Bond ETF

Statement of Changes in Net Assets

Period ended February 28, 2021(1) (Unaudited)
From Operations
Net investment income	$10,357
Net realized gain on investments, purchased options and written options	14,742
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(178,849)
Net decrease in net assets resulting from operations	(153,750)

From Capital Share Transactions
Proceeds from shares sold	30,645,690
Cost of shares redeemed	(3,126,750)
Net increase in net assets resulting from capital share transactions	27,518,940

Total increase in Net Assets	27,365,190

Net Assets
Beginning of period	—
End of period	$27,365,190

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	1,225,000
Shares redeemed	(125,000)
Shares outstanding, end of period	1,100,000

(1)	The Fund commenced operations on January 14, 2021.

The accompanying notes are an integral part of the financial statements.

Overlay Shares Municipal Bond ETF

Statements of Changes in Net Assets

	Six months ended February 28, 2021 (Unaudited)	Period ended August 31, 2020(1)
From Operations
Net investment income	$182,069	$263,950
Net realized gain on investments, purchased options and written options	365,355	506,862
Net change in unrealized appreciation/depreciation on investments, purchased options and written options	(261,966)	337,022
Net increase in net assets resulting from operations	285,458	1,107,834

From Distributions
Distributable earnings	(602,747)	(617,811)
Total distributions	(602,747)	(617,811)

From Capital Share Transactions
Proceeds from shares sold	6,477,700	29,124,958
Cost of shares redeemed	(643,585)	(594,503)
Net increase in net assets resulting from capital share transactions	5,834,115	28,530,455

Total increase in Net Assets	5,516,826	29,020,478

Net Assets
Beginning of period	29,020,478	—
End of period	$34,537,304	$29,020,478

Changes in Shares Outstanding
Shares outstanding, beginning of period	1,125,000	—
Shares sold	250,000	1,150,000
Shares redeemed	(25,000)	(25,000)
Shares outstanding, end of period	1,350,000	1,125,000

(1)	The Fund commenced operations on September 30, 2019.

The accompanying notes are an integral part of the financial statements.

THIS PAGE INTENTIONALLY LEFT BLANK

Overlay Shares ETFs

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout the period)
		Change in Net Assets Resulting from Operations:				Less Distributions Paid:
	Net Asset Value, Beginning of Period	Net investment income (loss)(1)	Net realized and unrealized gain (loss) on investments		Total from investment operations	Net investment income	Net realized gains
Overlay Shares Large Cap Equity ETF
For the period 09/01/2020 - 02/28/2021 (Unaudited)	$30.08	0.13	2.92		3.05	(0.27)	(0.38)
For the period 09/30/2019(12) - 08/31/2020	$25.00	0.20	5.15		5.35	(0.23)	(0.04)
Overlay Shares Small Cap Equity ETF
For the period 09/01/2020 - 02/28/2021 (Unaudited)	$24.27	0.06	10.33		10.39	(0.35)	(0.09)
For the period 09/30/2019(12) - 08/31/2020	$25.00	0.19	(0.68	)(13)	(0.49)	(0.18)	(0.06)
Overlay Shares Foreign Equity ETF
For the period 09/01/2020 - 02/28/2021 (Unaudited)	$24.13	(0.02)	1.50		1.48	(0.34)	—
For the period 09/30/2019(12) - 08/31/2020	$25.00	0.73	(0.73	)(13)	0.00	(0.80)	(0.05)
Overlay Shares Hedged Large Cap Equity ETF
For the period 01/14/2021(12) - 02/28/2021 (Unaudited)	$25.00	(0.03)	0.12		0.09	—	—
Overlay Shares Core Bond ETF
For the period 09/01/2020 - 02/28/2021 (Unaudited)	$26.61	0.14	(0.44)		(0.30)	(0.33)	(0.17)
For the period 09/30/2019(12) - 08/31/2020	$25.00	0.35	1.92		2.27	(0.62)	(0.04)
Overlay Shares Short Term Bond ETF
For the period 01/14/2021(12) - 02/28/2021 (Unaudited)	$25.00	0.01	(0.13)		(0.12)	—	—
Overlay Shares Municipal Bond ETF
For the period 09/01/2020 - 02/28/2021 (Unaudited)	$25.80	0.15	0.14		0.29	(0.36)	(0.15)
For the period 09/30/2019(12) - 08/31/2020	$25.00	0.32	1.14		1.46	(0.61)	(0.05)

(1)	Per share net investment income (loss) was calculated using average shares outstanding.

(2)	Annualized for periods less than one year.

(3)	Does not include income and expenses of investment companies in which the Fund invests.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(7)

The returns reflect the actual performance for the period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout the period)			Ratios/ Supplemental Data
Less Distributions Paid:								Ratios to Average Net Assets of:(2)(3)
Return of capital	Total distributions paid	Net Asset Value, End of Period	Total return, at NAV(4)(5)		Total return, at Market(4)(5)		Net assets, end of period (000’s)	Expenses		Net investment income (loss)	Portfolio turnover rate(5)(6)

—	(0.65)	$32.48	10.34	%(7)	10.34	%(7)	$129,121	0.77	%(9)	0.88%	2%
—	(0.27)	$30.08	21.62%		22.22%		$97,768	0.76	%(8)	0.85%	4%

—	(0.44)	$34.22	43.41	%(7)	43.99	%(7)	$5,133	0.77	%(9)	0.44%	2%
—	(0.24)	$24.27	(1.97)%		(1.91)%		$3,034	0.76	%(8)	0.90%	6%

—	(0.34)	$25.27	6.16	%(7)	6.91	%(7)	$5,054	0.78	%(10)	(0.12)%	4%
(0.02)	(0.87)	$24.13	(0.03)%		(0.41)%		$4,223	0.76	%(8)	3.42%	8%

—	—	$25.09	0.40	%(7)	1.04	%(7)	$4,390	0.80	%(11)	(0.80)%	1%

—	(0.50)	$25.81	(1.06	)%(7)	(0.60	)%(7)	$132,272	0.77	%(9)	1.09%	3%
—	(0.66)	$26.61	9.22%		9.38%		$113,744	0.76	%(8)	1.46%	5%

—	—	$24.88	(0.44	)%(7)	(0.34	)%(7)	$27,365	0.77	%(9)	0.43%	0%

—	(0.51)	$25.58	1.22	%(7)	1.58	%(7)	$34,537	0.77	%(9)	1.19%	3%
—	(0.66)	$25.80	5.92%		5.71%		$29,020	0.76	%(8)	1.38%	4%

(8)	Includes interest expense of 0.01%.

(9)	Includes interest expense of 0.02%.

(10)	Includes interest expense of 0.03%.

(11)	Includes interest expense of 0.05%.

(12)	Inception Date.

(13)

Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net aset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of the financial statements.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited)

1.	ORGANIZATION

Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Small Cap Equity ETF (“OVS”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Municipal Bond ETF (“OVM”) (each a “Fund” and collectively, the “Funds”) are a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

OVL	U.S. large cap equity securities
OVS	U.S. small cap equity securities
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVM	Investment grade municipal bonds and below investment grade municipal bonds

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).

The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.

OVLH and OVT commenced operations on January 14, 2021. Cost incurred by OVLH and OVT in connection with the organization, registration and the initial public offering of shares were paid by Liquid Strategies, LLC (“Liquid Strategies” or the “Adviser”), the Funds’ Investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC, Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at February 28, 2021 are as follows:

Overlay Shares Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$129,559,103	$—	$—	$129,559,103
Money Market Funds	34,329	—	—	34,329
Purchased Put Options	239,275	—	—	239,275
Total Investments - Assets	$129,832,707	$—	$—	$129,832,707
Other Financial Instruments - Liabilities:
Written Put Options	$786,250	$—	$—	$786,250

Overlay Shares Small Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$5,150,776	$—	$—	$5,150,776
Money Market Funds	5,853	—	—	5,853
Purchased Put Options	9,490	—	—	9,490
Total Investments - Assets	$5,166,119	$—	$—	$5,166,119
Other Financial Instruments - Liabilities:
Written Put Options	$33,165	$—	$—	$33,165

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

Overlay Shares Foreign Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$5,073,876	$—	$—	$5,073,876
Money Market Funds	7,828	—	—	7,828
Purchased Put Options	10,215	—	—	10,215
Total Investments - Assets	$5,091,919	$—	$—	$5,091,919
Other Financial Instruments - Liabilities:
Written Put Options	$31,585	$—	$—	$31,585

Overlay Shares Hedged Large Cap Equity ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$4,381,062	$—	$—	$4,381,062
Money Market Funds	17,208	—	—	17,208
Purchased Put Options	263,307	—	—	263,307
Total Investments - Assets	$4,661,577	$—	$—	$4,661,577
Other Financial Instruments - Liabilities:
Written Put Options	$27,750	$—	$—	$27,750

Overlay Shares Core Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$132,691,981	$—	$—	$132,691,981
Money Market Funds	65,540	—	—	65,540
Purchased Put Options	241,045	—	—	241,045
Total Investments - Assets	$132,998,566	$—	$—	$132,998,566
Other Financial Instruments - Liabilities:
Written Put Options	$790,085	$—	$—	$790,085

Overlay Shares Short Term Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$27,454,968	$—	$—	$27,454,968
Money Market Funds	25,478	—	—	25,478
Purchased Put Options	49,625	—	—	49,625
Total Investments - Assets	$27,530,071	$—	$—	$27,530,071
Other Financial Instruments - Liabilities:
Written Put Options	$161,085	$—	$—	$161,085

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

Overlay Shares Municipal Bond ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$34,661,279	$—	$—	$34,661,279
Money Market Funds	20,674	—	—	20,674
Purchased Put Options	62,975	—	—	62,975
Total Investments - Assets	$34,744,928	$—	$—	$34,744,928
Other Financial Instruments - Liabilities:
Written Put Options	$208,915	$—	$—	$208,915

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Funds, with the exception of OVLH, generally pay out dividends from net investment income, if any, quarterly. OVLH will distribute any net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2020, the Funds’ most recent fiscal period end, OVL, OVS, OVF, OVB and OVM had no material uncertain tax positions and did

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

not have a liability for any unrecognized tax benefits. As of August 31, 2020, the Funds’ most recent fiscal period end, OVL, OVS, OVF, OVB and OVM had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal period 2020. At August 31, 2020, the Funds’ most recent fiscal period end, the tax period 2020 remained open to examination in the Funds’ major tax jurisdictions.

OVLH and OVT commenced operations on January 14, 2021; therefore, there is no tax information as of February 28, 2021.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

Derivatives

Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When a call option of which the Funds are the writer is exercised, the Funds will be required to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Funds are the writer is exercised, the Funds will be required to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of February 28, 2021, the Funds’ derivative instruments are not subject to a master netting arrangement.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

Derivative Investments

The average monthly value outstanding of purchased and written options during the period ended February 28, 2021 were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF
Purchased Put Options	$160,933	$5,042	$5,775	$224,062
Written Put Options	(502,200)	(16,360)	(17,943)	(27,515)

	Overlay Shares Core Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Municipal Bond ETF
Purchased Put Options	$163,584	$51,245	$41,150
Written Put Options	(508,432)	(167,073)	(128,799)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of February 28, 2021:

	Equity Risk Contracts	Asset Derivatives, Investments, at value	Liability Derivatives, Written options, at value
Overlay Shares Large Cap Equity ETF	Purchased Options	$239,275	$—
	Written Options	—	786,250
Overlay Shares Small Cap Equity ETF	Purchased Options	9,490	—
	Written Options	—	33,165
Overlay Shares Foreign Equity ETF	Purchased Options	10,215	—
	Written Options	—	31,585
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	263,307	—
	Written Options	—	27,750
Overlay Shares Core Bond ETF	Purchased Options	241,045	—
	Written Options	—	790,085
Overlay Shares Short Term Bond ETF	Purchased Options	49,625	—
	Written Options	—	161,085
Overlay Shares Municipal Bond ETF	Purchased Options	62,975	—
	Written Options	—	208,915

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations as of February 28, 2021:

		Realized Gain (Loss)		Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	$(2,367,466)	$3,822,723	$73,871	$(387,937)
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	(67,544)	107,786	3,073	(17,410)
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(87,298)	131,281	3,041	(14,616)
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	(14,388)	12,532	9,764	(13,966)
Overlay Shares Core Bond ETF	Equity Risk Contracts	(2,419,780)	3,834,342	73,780	(387,572)
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(69,589)	85,390	15,868	(80,131)
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(602,363)	960,413	19,467	(103,834)

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit generally consists of 25,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $250.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

5. FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Period Ended February 28, 2021
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$1,599,116	$—	$926,710	$—
Overlay Shares Small Cap Equity ETF	44,197	—	10,940	—
Overlay Shares Foreign Equity ETF	58,822	—	—	—
Overlay Shares Hedged Large Cap Equity ETF	—	—	—	—
Overlay Shares Core Bond ETF	1,503,696	—	823,270	—
Overlay Shares Short Term Bond ETF	—	—	—	—
Overlay Shares Municipal Bond ETF	423,107	—	179,640	—

	Period Ended August 31, 2020
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Large Cap Equity ETF	$456,959	$—	$27,529	$—
Overlay Shares Small Cap Equity ETF	83,397	—	33,051	—
Overlay Shares Foreign Equity ETF	575,692	—	28,220	12,224
Overlay Shares Core Bond ETF	1,758,480	—	357,700	—
Overlay Shares Municipal Bond ETF	213,521	263,076	141,214	—

(1)	Ordinary income includes short-term capital gains.

At August 31, 2020, the Funds’, except for OVLH and OVT, most recent fiscal period end, the components of distribution earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds, except for OVLH and OVT, were as follows:

	Overlay Shares Large Cap Equity ETF	Overlay Shares Small Cap Equity ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Core Bond ETF	Overlay Shares Municipal Bond ETF
Federal Tax Cost of Investments	$87,773,811	$3,461,002	$4,636,698	$109,893,659	$28,689,561
Gross Tax Unrealized Appreciation	$10,075,796	$226	$339	$3,913,587	$355,124
Gross Tax Unrealized Depreciation	(172,083)	(431,449)	(421,898)	(68,102)	(20,359)
Net Tax Unrealized Appreciation (Depreciation)	9,903,713	(431,223)	(421,559)	3,845,485	334,765
Undistributed Ordinary Income	568,893	—	—	—	—
Undistributed Tax-Exempt Income	—	—	—	—	—
Undistributed Long-Term Gains	926,675	10,940	—	823,223	179,634
Other Accumulated Gain (Loss)	—	—	(7,679)	—	—
Total Distributable Earnings / (Accumulated Losses)	$11,399,281	$(420,283)	$(429,238)	$4,668,708	$514,399

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.

Overlay Shares ETFs

Notes to Financial Statements

February 28, 2021 (Unaudited) (Continued)

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year. At August 31, 2020, the Overlay Shares Foreign Equity ETF deferred, on a tax basis, post-October capital losses of $7,679.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended February 28, 2021 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Large Cap Equity ETF	$2,871,936	$3,072,236	$34,417,647	$13,376,705
Overlay Shares Small Cap Equity ETF	89,303	85,807	829,323	—
Overlay Shares Foreign Equity ETF	179,060	178,103	1,317,382	652,027
Overlay Shares Hedged Large Cap Equity ETF	188,983	31,187	4,410,944	—
Overlay Shares Core Bond ETF	4,166,040	4,079,016	22,366,461	—
Overlay Shares Short Term Bond ETF	140,359	75,204	30,615,183	3,109,725
Overlay Shares Municipal Bond ETF	1,111,349	1,066,111	6,471,168	645,155

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of principal risks is included in the Funds’ prospectuses under the heading ‘’Principal Investment Risks’’.

8.	SUBSEQUENT EVENTS

On April 7, 2021, the following Funds paid a distribution to shareholders of record on April 6, 2021 as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Large Cap Equity ETF	$0.29	$1,187,487
Overlay Shares Small Cap Equity ETF	0.27	39,880
Overlay Shares Foreign Equity ETF	0.13	25,971
Overlay Shares Core Bond ETF	0.26	1,213,450
Overlay Shares Short Term Bond ETF	0.21	277,248
Overlay Shares Municipal Bond ETF	0.25	120,000

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

February 28, 2021 (Unaudited)

At a meeting held on October 29, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Advisory Agreement”) between Liquid Strategies, LLC (the “Adviser”) and the Trust, on behalf of Overlay Shares Hedged Large Cap Equity ETF and Overlay Shares Short Term Bond ETF (the “Funds”).

Pursuant to Section 15 of the 1940 Act and related exemptive relief, the Advisory Agreement must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Funds; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, during the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Advisory Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser, as well as the rationale for launching the Funds, the Funds’ proposed fees, and the operational aspects of the Funds. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Advisory Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Advisory Agreement was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser to the Funds, including the cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Funds; (ii) Fund expenses and performance; (iii) comparative fee and expense data for the Funds and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Funds grow and whether the overall advisory fee for the Funds would enable investors to share in the benefits of economies of scale; (v) any benefits to be derived by the Adviser from the relationship with the Trust, including any fall-out benefits enjoyed by the Adviser; and (vi) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that these services include, among other things, furnishing a continuous investment program for the Funds, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Funds, including the oversight of the activities and operations of other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Funds. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser, including those individuals responsible for portfolio management. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Funds by the Adviser.

Overlay Shares ETFs

Board Consideration and Approval of Advisory Agreement

February 28, 2021 (Unaudited) (Continued)

Fund Expenses and Performance. Because the Funds had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board was presented with information about each Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding each Fund’s proposed advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Funds. With regard to the latter point, the Board considered the lack of other active exchange-traded funds that pursue investment strategies similar to those of the Funds. Based on this review, the Board concluded that the investment advisory fees and expense ratios appeared to be competitive and otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed advisory fees, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. The Board also reviewed information regarding the estimated break-even point for the Funds taking into consideration potential direct and ancillary revenue received by the Adviser in connection with the services to be provided to the Funds. The Board took into consideration that the advisory fee for the Funds is a “unified fee,” meaning the Funds would pay no expenses other than the advisory fee and certain other specified costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, and paying the Funds’ other expenses out of its own resources.

Economies of Scale. The Board discussed whether economies of scale would be realized by the Funds at higher asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board noted that since the Funds had not yet launched, it was difficult to estimate whether economies of scale might be realized in the future. The Board also noted, however, that any economies would, to some degree, be shared with Fund shareholders through a Fund’s unitary fee structure. In the event there were to be significant asset growth in the Funds, the Board determined to reassess whether the advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Benefits to the Adviser. In addition to evaluating the services provided by the Adviser, the Board also considered the extent to which the Adviser may realize other benefits from its relationship to the Funds. While the Board acknowledged that the Adviser may experience reputational success if the Funds perform well in the future, it did not identify any other potential benefits at this early stage and agreed to reassess potential benefits at a future meeting. Based on its review, the Board concluded that any ancillary benefits would not be disadvantageous to a Fund’s shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees separately, unanimously: (i) concluded that the terms of the Advisory Agreement are fair and reasonable; (ii) concluded that the proposed advisory fees were fair and reasonable in light of the services to be provided; and (iii) determined that the approval of the Advisory Agreement for an initial term of two years was in the best interests of each Fund and its future shareholders.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (September 1, 2020 to February 28, 2021), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Overlay Shares ETFs

Shareholder Expense Example

(Unaudited) (Continued)

	Hypothetical Account Value 9/1/20	Beginning Account Value 9/1/20	Beginning Account Value 1/14/21	Ending Account Value 2/28/21	Annualized Expense Ratios	Expenses Paid During the Period
Overlay Shares Large Cap Equity ETF
Actual	N/A	$ 1,000.00	N/A	$ 1,103.40	0.77%	$ 4.02(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	N/A	$ 1,020.98	0.77%	$ 3.86(1)
Overlay Shares Small Cap Equity ETF
Actual	N/A	$ 1,000.00	N/A	$ 1,434.10	0.77%	$ 4.65(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	N/A	$ 1,020.98	0.77%	$ 3.86(1)
Overlay Shares Foreign Equity ETF
Actual	N/A	$ 1,000.00	N/A	$ 1,061.60	0.78%	$ 3.99(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	N/A	$ 1,020.93	0.78%	$ 3.91(1)
Overlay Shares Hedged Large Cap Equity ETF^
Actual	N/A	N/A	$ 1,000.00	$ 1,004.00	0.80%	$ 1.01(2)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	N/A	$ 1,020.83	0.80%	$ 4.01(1)
Overlay Shares Core Bond ETF
Actual	N/A	$ 1,000.00	N/A	$ 989.40	0.77%	$ 3.80(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	N/A	$ 1,020.98	0.77%	$ 3.86(1)
Overlay Shares Short Term Bond ETF^
Actual	N/A	N/A	$ 1,000.00	$ 995.60	0.77%	$ 0.97(2)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	N/A	$ 1,020.98	0.77%	$ 3.86(1)
Overlay Shares Municipal Bond ETF
Actual	N/A	$ 1,000.00	N/A	$ 1,012.20	0.77%	$ 3.84(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	N/A	$ 1,020.98	0.77%	$ 3.86(1)

^	Fund commenced operations on January 14, 2021.

(1)

Expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent inception period, 181 days, and dividend by the number of days in the most recent twelve-month period, 365 days.

(2)

Actual expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 46 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Overlay Shares ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-866-704-6857, or by visiting the Funds’ website at www.overlayshares.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-866-704-6857. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-866-704-6857 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.overlayshares.com.

Investment Adviser:

Liquid Strategies, LLC
3550 Lenox Road, Suite 2550
Atlanta, Georgia 30326

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	5/4/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	5/4/2021

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	5/4/2021

*	Print the name and title of each signing officer under his or her signature.